EARNINGS PER SHARE	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Branded Online Inc dba Nogin [Member]
EARNINGS PER SHARE
13.	EARNINGS PER SHARE
Basic and diluted net income (loss) per share are computed using the two-class
method as required when there are participating securities. The Company’s redeemable convertible preferred stock are participating securities as the holders of the redeemable convertible preferred stock are entitled to participate with in dividends with common stock. In periods of net income, net income is attributed to common stockholders and participating securities based on their participating rights. Net losses are not allocated to the participating securities as the participating securities do not have a contractual obligation to share in any losses. The following table presents the Company’s basic and diluted net income (loss) per share:

	Six Months ended June 30,
(In thousands, except share and per share amounts)	2022	2021
Numerator: Basic EPS
Net income (loss)	$(20,915)	$2,325
Less: Undistributed earnings attributable to participating securities	—	(645)

Net income (loss) attributable to common stockholders-basic	$(20,915)	$1,680

Denominator: Basic EPS
Weighted average shares of common stock outstanding-basic	9,129,358	9,129,358

Net income (loss) per share attributable to common stock-basic	$(2.29)	$0.18

	Six Months ended June 30,
(In thousands, except share and per share amounts)	2022	2021
Numerator: Diluted EPS
Net income (loss) attributable to common stockholders-diluted	$(20,915)	$1,680
Denominator: Diluted EPS
Weighted average shares of common stock outstanding-diluted	9,129,358	9,129,358
Dilutive potential shares of common stock:
Options to purchase shares of common stock	—	167,367
Warrants to purchase shares of common stock	—	92,485

Weighted average shares of common stock outstanding-diluted	9,129,358	9,389,210

Net income (loss) per share attributable to common stock-diluted	$(2.29)	$0.18

The Company’s potentially dilutive securities below, have been excluded from the computation of diluted net loss per share as they would be anti-dilutive.
Weighted-average number of potentially anti-dilutive shares excluded from calculation of earnings per share

	Six Months ended June 30,
	2022	2021
Series A convertible, redeemable preferred shares	2,042,483	2,042,483
Series B convertible, redeemable preferred shares	1,459,462	1,459,562
Stock-based compensation awards	507,314	—
Outstanding warrants	143,705	—

17.	EARNINGS PER SHARE
Basic and diluted net loss per share are computed using the
two-class
method as required when there are participating securities. The Company’s redeemable convertible preferred stock are participating securities as the holders of the redeemable convertible preferred stock are entitled to participate with in dividends with common stock. In periods of net income, net income is attributed to common stockholders and participating securities based on their participating rights. Net losses are not allocated to the participating securities as the participating securities do not have a contractual obligation to share in any losses. The following table presents the Company’s basic and diluted net loss per share:

	Twelve Months ended December 31,
(In thousands, except share and per share amounts)	2021	2020	2019
Numerator: Basic EPS
Net loss	$(65)	$(1,140)	$—
Less: Undistributed earnings attributable to participating securities	—	—	—

Net loss attributable to common stockholders-basic	$(65)	$(1,140)	$—

Denominator: Basic EPS
Weighted average shares of common stock outstanding-basic	9,129,358	9,129,358	9,130,726

Net loss per share attributable to common stock-basic	$(0.01)	$(0.12)	$—

Numerator: Diluted EPS
Net loss attributable to common stockholders-basic	$(65)	$(1,140)	$—
Denominator: Diluted EPS
Weighted average shares of common stock outstanding-basic	9,129,358	9,129,358	9,130,726
Dilutive potential shares of common stock:
Options to purchase shares of common stock	—	—	—
Warrants to purchase shares of common stock	—	—	—

Weighted average shares of common stock outstanding-diluted	9,129,358	9,129,358	9,130,276
Net loss per share attributable to common stock-diluted	$(0.01)	$(0.12)	$—

The Company’s potentially dilutive securities below, have been excluded from the computation of diluted net loss per share as they would be anti-dilutive.

Weighted-average number of potentially anti-dilutive shares excluded from calculation of earnings per share

	Twelve Months ended December 31,
	2021	2020	2019
Series A convertible, redeemable preferred shares	2,042,483	2,042,483	2,042,483
Series B convertible, redeemable preferred shares	1,459,462	1,459,562	1,459,562
Stock-based compensation awards	199,211	202,212	54,470
Outstanding warrants	112,977	100,000	100,000